Provisions	12 Months Ended
Jan. 31, 2020
Text block [abstract]
Provisions
14.	PROVISIONS
  The Company’s provisions were as follows, as at:

	January 31, 2020	January 31, 2019
Product-related	$519.4	$462.1
Restructuring	1.7	0.6
Other	18.4	57.5
Total provisions	$539.5	$520.2
Current	426.7	408.6
Non-current	112.8	111.6
Total provisions	$539.5	$520.2
Product-related provisions include provisions for regular warranty coverage on products sold, product liability provisions and provisions related to sales programs offered by the Company to its Customers in order to support the retail activity.
The
non-current
portion of provisions is mainly attributable to product-related provisions. As at January 31, 2020, the Company estimates that cash outflows related to those non-current
provisions could occur from February 1, 2021 to
January 31, 2025.
The changes in provisions were as follows:

	Product-related	Restructuring	Other		Total
Balance as at January 31, 2019	$462.1	$0.6	$57.5		$520.2
Expensed during the year	672.2	2.4	18.3		692.9
Additions through business combinations	3.2	—	—		3.2
Paid during the year	(620.7)	(1.4)	(16.8)		(638.9)
Reversed during the year	(0.1)	—	(40.8	) [a]	(40.9)
Effect of foreign currency exchange rate changes	0.2	0.1	0.2		0.5
Unwinding of discount and effect of changes in discounting estimates	2.5	—	—		2.5
Balance as at January 31, 2020	$519.4	$1.7	$18.4		$539.5
[a]	Reversal of $40.5 million related to the patent infringement litigation cases with one of the Company’s competitors (Note 25).